Introduction and overview of Group's risk management (Tables)	12 Months Ended
Dec. 31, 2025
Introduction and overview of Group's risk management
Schedule of sensitivity analysis of exchange rates

		Effect on	Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	South African	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Rand	Real	Dinar
	$’m	$’m	$’m	$’m	$’m	$’m	$’m
2025
10% weakening of US dollar	12.9	7.2	152.5	13.9	19.9	21.0	n/a
10% strenghtening of US dollar	(12.9)	(7.2)	(152.5)	(13.9)	(19.9)	(21.0)	n/a

2024
10% weakening of US dollar	16.0	0.9	214.2	15.1	17.5	—	n/a
10% strenghtening of US dollar	(16.0)	(0.9)	(214.2)	(15.1)	(17.5)	—	n/a

2023
10% weakening of US dollar	21.9	1.3	256.0	16.0	4.0	—	1.0
10% strenghtening of US dollar	(21.9)	(1.3)	(256.0)	(16.0)	(4.0)	—	(1.0)

Schedule of foreign exchange exposure on inter company loans

	Functional currency of subsidiaries

	Nigerian	Rwandan	Zambian	Brazilian
	Naira	Franc	Kwacha	Real	U.S. Dollar
	$’m	$’m	$’m	$’m	$’m
2025
U.S. dollar denominated	1,524.6	—	96.2	209.8	—
Euro denominated	—	—	—	—	64.7

2024
U.S. dollar denominated	2,135.5	9.5	89.1	—	—
Euro denominated	—	—	—	—	84.9

Schedule of foreign exchange risk

	2025	2024
	$’m	$’m

Trade receivables	6.7	7.3
Deferred consideration	71.5	—
Cash and cash equivalents	14.3	20.4
Trade payables	(1.5)	(5.3)
Borrowings	(305.5)	(319.7)
Net exposure	(214.5)	(297.3)

Schedule of interest rate risk

	2025	2024	2023
	$'m	$'m	$'m

Increase in interest rate	(9.0)	(12.0)	(11.4)
Decrease in interest rate	9.0	11.9	11.4

Schedule of maximum credit exposure

	2025	2024
	$’m	$'m

Other receivables	51.6	44.4
Deferred consideration (note 31)	89.3	—
Derivative financial instrument assets (note 18)	48.1	29.4
Trade receivables (net)	147.1	220.9
Cash and cash equivalents (note 20)	853.3	578.0
	1,189.4	872.7

Schedule of credit ratings of other receivables

	2025	2024
	$’m	$'m
Other receivables
AAA	0.8	1.6
A	1.3	0.1
B	0.4	15.0
BBB-	0.5	0.1
C	0.3	—
Not rated	48.3	27.6
	51.6	44.4

Schedule of internal credit ratings

	Internal rating
	First tier	Second tier	Total
	$'000	$'m	$'m
2025
Accrued Revenue	67.7	0.9	68.6
Not due	33.2	1.6	34.8
0-30 days	16.9	3.2	20.1
31-60 days	7.3	2.0	9.3
61-90 days	0.3	2.6	2.9
Over 90 days	7.1	22.0	29.1
Gross trade receivables	132.5	32.3	164.8
Impairment allowance	(8.0)	(9.8)	(17.8)
Net trade receivables	124.5	22.5	147.0

	Internal rating
	First tier	Second tier	Total
	$'m	$'m	$'m
2024
Accrued Revenue	134.2	1.4	135.6
Not due	22.6	1.6	24.2
0-30 days	18.8	8.6	27.4
31-60 days	7.6	1.4	9.0
61-90 days	4.4	2.0	6.4
Over 90 days	11.1	23.5	34.6
Gross trade receivables	198.7	38.5	237.2
Impairment allowance	(4.9)	(11.4)	(16.3)
Net trade receivables	193.8	27.1	220.9

Schedule of movement in allowance for impairment in respect of trade receivables

	2025	2024	2023
	$'m	$'m	$'m

At January 1	16.3	21.2	25.4
Increase in impairment provision(a)	8.1	—	7.2
Written-off during the year	(8.9)	(0.1)	(2.6)
Exchange differences	2.3	(4.8)	(8.8)
At December 31	17.8	16.3	21.2

Schedule of contractual undiscounted cash flows of financial liabilities

	Within 1 year	1 - 3 years	3 - 5 years	Over 5 years	Total
	$'m	$'m	$'m	$'m	$'m
2025
Trade payables	173.4	—	—	—	173.4
Payroll and other related statutory liabilities	44.1	—	—	—	44.1
Other payables	75.3	16.6	—	—	91.9
Borrowings	465.6	1,433.6	1,155.8	711.7	3,766.7
Lease liabilities	114.6	226.7	194.6	772.9	1,308.8
	873.0	1,676.9	1,350.4	1,484.6	5,384.9
2024
Foreign exchange swaps	14.5	—	—	—	14.5
Trade payables (note 21)	232.9	—	—	—	232.9
Payroll and other related statutory liabilities (note 21)	42.8	—	—	—	42.8
Other payables (note 21)	79.6	5.2	—	—	84.8
Borrowings	313.3	1,170.3	1,870.6	864.1	4,218.3
Lease liabilities	92.4	179.8	173.7	685.1	1,131.0
	775.5	1,355.3	2,044.3	1,549.2	5,724.3

Schedule of net leverage ratios

	2025	2024
	$’m	$'m

Borrowings (note 22)	3,137.7	3,347.9
Lease liabilities (note 23)	372.4	552.6
Borrowings and lease liabilities classified as held for sale (note 32)	370.5	—
Less: Cash and cash equivalents (note 20)	(825.7)	(578.0)
Less: Cash and cash equivalents classified as held for sale (note 20)	(27.6)	—
Net debt	3,027.3	3,322.5

Segment Adjusted EBITDA (note 5)	1,134.6	1,061.6
Unallocated corporate expenses (note 5)	(122.3)	(133.2)
Proforma adjustments for disposals	(29.5)	(28.1)
	982.8	900.3

Management consolidated net leverage ratio	3.1x	3.7x

Schedule of financial instruments measured at fair value

	2025	2024
	$'m	$'m

Embedded options within listed bonds (note 18)	48.1	29.4
Foreign exchange swaps (note 18)	—	(10.2)
	48.1	19.2

Schedule of fair value estimation

	2025		2024
	Carrying		Carrying
	value	Fair value	value	Fair value
	$'m	$'m	$'m	$'m
Financial liabilities
Borrowings (note 22)	3,234.4	3,312.7	3,347.9	3,342.6

Schedule of financial instruments by category - Assets

Financial assets
		Fair value
	Amortized	through profit
	cost	or loss	Total
	$'m	$'m	$'m
2025
Trade receivables	147.1	—	147.1
Other receivables	51.6	—	51.6
Deferred consideration (note 31)	89.3	—	89.3
Cash and cash equivalents (note 20)	853.3	—	853.3
Derivative financial instruments assets (note 18)	—	48.1	48.1
	1,141.3	48.1	1,189.4

2024
Trade receivables (note 19)	220.9	—	220.9
Other receivables (note 19)	44.4	—	44.4
Cash and cash equivalents (note 20)	578.0	—	578.0
Derivative financial instruments assets (note 18)	—	29.4	29.4
	843.3	29.4	872.7

Schedule of financial instruments by category - Liabilities

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'m	$'m	$'m
2025
Borrowings (note 22)	3,234.4	—	3,234.4
Trade payables	173.4	—	173.4
Other payables	91.8	—	91.8
Lease liabilities	646.2	—	646.2
	4,145.8	—	4,145.8

2024
Borrowings (note 22)	3,347.9	—	3,347.9
Trade payables (note 21)	232.9	—	232.9
Other payables (note 21)	84.8	—	84.8
Derivative financial instruments liabilities (note 18)	—	10.2	10.2
Lease liabilities (note 23)	552.6	—	552.6
	4,218.2	10.2	4,228.4